Earnings per share - Result attributable to ordinary shares (Details) - USD ($)				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Result for the period (in USD)				$ 203,251,347	$ (338,777,184)	$ 473,237,286
Weighted average number of ordinary shares (in shares)	201,677,981	201,677,981	215,078,497	201,747,963	201,677,981	210,193,707
Basic earnings per share (in dollars per share)				$ 1.01	$ (1.68)	$ 2.25